Provisions (Tables)	12 Months Ended
Aug. 31, 2018
Disclosure of other provisions [abstract]
Schedule Of Provisions

	Asset retirement obligations	Restructuring(1)(2)	Other	Total
	$	$	$	$
September 1, 2016	46	4	57	107
Additions	13	57	103	173
Accretion	1	–	–	1
Reversal	–	–	(2)	(2)
Payments	–	(54)	(82)	(136)
August 31, 2017	60	7	76	143
Additions	6	446	25	477
Accretion	1	–	–	1
Reversal	–	–	(13)	(13)
Payments	–	(177)	(7)	(184)
August 31, 2018	67	276	81	424
Current	–	7	69	76
Long-term	60	–	7	67
August 31, 2017	60	7	76	143
Current	–	166	79	245
Long-term	67	110	2	179
August 31, 2018	67	276	81	424

(1)

During 2017, the Company restructured certain operations within the Wireline segment and announced a realignment to integrate certain Consumer/Business operations and Freedom Mobile. A total of $5 has been paid in fiscal 2018. The majority of the remaining costs are expected to be paid within the next six months.

(2)

During the second quarter of fiscal 2018, the Company offered a voluntary departure program to a group of eligible employees and in the second half of 2018 additional changes to its organizational structure as part of a total business transformation initiative. In connection with the restructuring, the Company recorded $446 primarily related to severance and employee related costs in respect of the approximate 3,300 affected employees. A total of $172 has been paid in fiscal 2018. The remaining costs are expected to be paid within the next 29 months.